Performance B.4. People (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) employee	Dec. 31, 2018 USD ($) employee	Dec. 31, 2017 USD ($) employee
Number of permanent employees:
Continuing operations (employees) | employee	17,687	16,725	14,134
Joint ventures (Guatemala, Honduras and Ghana) (employees) | employee	4,688	4,416	4,326
Discontinued operations (employees) | employee	0	262	667
Total (employees) | employee	22,375	21,403	19,127
Classes of employee benefits expense:
Wages and salaries	$ (358)	$ (346)	$ (308)
Social security	(68)	(60)	(56)
Share based compensation	(27)	(21)	(22)
Pension and other long-term benefit costs	(4)	(7)	(8)
Other employees related costs	(39)	(67)	(41)
Total	$ (496)	$ (500)	$ (434)